CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF OPERATIONS
Capitalized interest	$ 22	$ 33	$ 40